Senior Convertible Notes (Details 2) - 4.5% Senior Convertible Notes due 2013 ¥ in Thousands, $ in Thousands, £ in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2012 GBP (£)	Jun. 30, 2012 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2008 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY (¥)	Sep. 15, 2008 shares	May. 12, 2008 CNY (¥) shares
ADS Lending Agreement
Shares loaned to the ADS Borrowers | shares										2,625,104
Number of shares loaned to ADS borrower that filed for bankruptcy | shares									1,312,552
Fair value of the outstanding loaned shares							$ 5,605	¥ 35,230		¥ 230,729
Interest cost recognized relating to the amortization of the issuance cost			¥ 8,208	¥ 29,537
Expense recognized due to bankruptcy of one of the ADS borrowers						¥ 469,042
Unamortized amount of issuance costs								¥ 8,253
Amount of unsecured claim admitted under Claims Determination Deed	£ 38.2	¥ 380,075
Cash consideration for sale of certain rights pertaining to the claim and all rights to receive distribution payments	£ 37.1	¥ 369,153
Gain recorded on settlement of claim					¥ 369,153